Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Schedule of disaggregation of revenue

	Three months	Six months
	ended	ended

	June 30, 2022
Service revenue	$5,675	$10,107
Wellness revenue	7,109	12,343
Total revenue	$12,784	$22,450

For the Year Ended
December 31, 2021
Service revenue	$14,951
Wellness revenue	5,131
Total revenue	$20,082